ORGANIZATION AND DESCRIPTION OF BUSINESS	3 Months Ended	12 Months Ended
	May 31, 2023	Feb. 28, 2023
Accounting Policies [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 - ORGANIZATION AND DESCRIPTION OF BUSINESS

Shorepower Technologies Inc. (“SPEV” “Shorepower” “the Company”) (formerly United States Basketball League, Inc) was incorporated in Delaware on May 29, 1984, as a wholly owned subsidiary of Meisenheimer Capital, Inc. (“MCI”) for the purpose of developing and managing a professional basketball league, the United States Basketball League (the “League”).

On April 7, 2021, through a series of Stock Purchase Agreements (the “Purchase Agreements”), the majority owners of the Company, Richard C. Meisenheimer, Daniel T. Meisenheimer, III, James Meisenheimer, Meisenheimer Capital, Inc. and Spectrum Associates, Inc. (the “Sellers”) sold 2,704,007 common shares which it held, to a new investor group. The Sellers also sold 1,105,644 of SPEV’s preferred stock at a per share price of $.057 per share to EROP Enterprises, LLC. As a result of the sale of common and preferred stock by the Sellers, the Company experienced a change in control.

World Equity Markets acted in the capacity of a broker/dealer for the Purchase Agreements and was issued 125,000 shares of common stock for its services, and Verde Capital was issued 150,000 shares for Consulting Services. Effective April 7, 2021, the Board of Directors accepted the resignation of Daniel T. Meisenheimer, III as Chairman of the Board of Directors and President of the Company. Effective April 7, 2021, Saeb Jannoun was appointed to fill the vacancy following the resignation of Daniel T. Meisenheimer, III as Chairman of the Board of Directors and President of the Company. Mr. Michael Pruitt also joined the Board.

The Company’s Agreement and Plan of Merger (the “Merger Agreement”) with Shurepower, LLC d/b/a Shorepower Technologies under which Shorepower was merged with and into SPEV (the “Merger”), pursuant to which SPEV shall continue as the surviving corporation, was closed on March 22, 2023.

Under the terms of the Merger Agreement, Jeff Kim, the prior CEO of Shurepower, LLC and the current CEO of the Company, now owns 26,089,758 of the issued and outstanding shares of the Company’s common stock. 11,000,000 shares of common stock was sold under the Pre-Merger Financing that raised $660,000. Mr. Kim has received 2,000,000 shares of a Series B Preferred stock and the right to receive the following additional shares of SPEV common stock upon achieving the following milestones: (i) an additional 2.5% of the issued and outstanding SPEV Common Stock upon the completion of either (a) the conversion of 75 existing connection points to Level 2 or greater or the (b) installation of 75 new connection points to revenue producing stations in the first 12 months or some combination of the two yielding 75 units, (ii) an additional 2.5% of the of the issued and outstanding SPEV Common Stock upon (a) the application for $10M in grants and/or the (b) the award of $1.0 million in grants in the first 18 months; (iii) an additional 2.5% of the issued and outstanding SPEV common stock outstanding upon the completion of acquisitions in the first 24 months generating no less than $3.0 million in gross revenues and (iv) an additional 500,000 shares of SPEV common stock upon acquiring or hiring the following key personnel in the first six months after the effective date of the merger: (a) three or more qualified Board members and (b) at least three of the following four individuals having the following qualifications: one sales/marketing person, one grant writer/Government relations person, one technician/maintenance person and one software programmer/engineer.

We accounted for the merger transaction as a recapitalization resulting from the acquisition by a non-operating public company that is not a shell company (as defined in Rule 12b-2 under the Securities Exchange Act of 1934). This accounting treatment as a recapitalization is consistent with Commission guidance promulgated in staff speeches and the SEC Reporting Manual, Topic 12 on Reverse Acquisitions and Recapitalizations. As such, the transaction is outside the scope of FASB ASC 805. Specifically, the Merger transaction was treated as a reverse recapitalization in which the entity that issues securities (the legal acquirer) is determined to be the accounting acquiree, while the entity receiving securities (the legal acquiree) is the accounting acquirer.

Under reverse merger accounting (i.e., recapitalization), historical financial statements of Shurepower, LLC (the legal acquiree, accounting acquirer), are presented with one adjustment, which is to retroactively adjust the accounting acquirer’s legal capital to reflect the legal capital of the accounting acquiree. That adjustment is required to reflect the capital of the legal parent (the accounting acquiree). Comparative information presented in the consolidated financial statements also is retroactively adjusted to reflect the legal capital of the legal parent (accounting acquiree).

As a result of the merger transaction the Company reduced its accumulated deficit and increased its additional paid in capital by approximately $5,872,000.

Effective on the date of closing the merger, Saeb Jannoun and Michael D. Pruitt resigned as directors of the Company, and Mr. Jannoun resigned as the CEO. Jeff Kim was appointed as the sole officer and director.

Effective June 20, 2023, the Company’s name was changed to Shorepower Technologies Inc and its ticker symbol to SPEV.

The Company is a transportation electrification infrastructure manufacturer of Electric Vehicle Supply Equipment (EVSE), Truck Stop Electrification (TSE) and electric standby Transport Refrigeration Unit (eTRU) stations. They have 60 operational TSE facilities with over 1,800 individual electrified parking spaces in 31 states. Shorepower’s stations are EPA SmartWay-Verified and CARB-Verified. The Company has headquarters in Hillsboro (Portland Area), Oregon and an office in Detroit, Michigan metro area. Shorepower is a certified minority owned business enterprise (MBE). The Company’s management team is comprised of a group of seasoned individuals with knowledge of technology, transportation and heavy-duty vehicles and nearly two decades working together. Combined, the team has managed over $16 million in government contracts and grant funds to deploy transportation electrification throughout the nation.

NOTE 1 - ORGANIZATION AND DESCRIPTION OF BUSINESS

United States Basketball League, Inc. (“SPEV (formerly “USBL”)”, “the Company”) was incorporated in Delaware on May 29, 1984 as a wholly owned subsidiary of Meisenheimer Capital, Inc. (“MCI”) for the purpose of developing and managing a professional basketball league, the United States Basketball League (the “League”). Prior to the pending merger, SPEV has primarily engaged in selling franchises and managing the League. From 1985 and up to the present time, SPEV has sold a total of approximately forty active franchises (teams), a vast majority of which were terminated for non-payment of their respective franchise obligations.

On April 7, 2021, through a series of Stock Purchase Agreements (the “Purchase Agreements”), the majority owners of the Company, Richard C. Meisenheimer, Daniel T. Meisenheimer, III, James Meisenheimer, Meisenheimer Capital, Inc. and Spectrum Associates, Inc. (the “Sellers”) sold 2,704,007 common shares which it held, to a new investor group. The Sellers also sold 1,105,644 of SPEV’s preferred stock at a per share price of $.057 per share to EROP Enterprises, LLC. As a result of the sale of common and preferred stock by the Sellers, the Company experienced a change in control.

World Equity Markets acted in the capacity of a broker/dealer for the Purchase Agreements and was issued 125,000 shares of common stock for its services, and Verde Capital was issued 150,000 shares for Consulting Services. Effective April 7, 2021, the Board of Directors accepted the resignation of Daniel T. Meisenheimer, III as Chairman of the Board of Directors and President of the Company. Effective April 7, 2021, Saeb Jannoun was appointed to fill the vacancy following the resignation of Daniel T. Meisenheimer, III as Chairman of the Board of Directors and President of the Company. Mr. Michael Pruitt also joined the Board.

On November 23, 2022, SPEV entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Shurepower, LLC d/b/a Shorepower Technologies, Inc. (“Shorepower”) under which Shorepower will be merged with and into SPEV subject to several closing conditions, including satisfactory completion of due diligence reviews by each party to the Merger Agreement, Shorepower providing SPEV with the most recent two years of audited financial statements by a PCAOB auditor, SPEV authorizing a new class of Series B preferred stock with each Series B preferred share having the voting power of 40 shares of SPEV common stock, SPEV completing a stock and warrant financing to have a minimum of $480,000 in cash at closing (the “SPEV Pre-Merger Financing”) and SPEV not having any debt or contingent liabilities of any kind at the time of the closing.

The closing occurred on March 22, 2023.

Shorepower is a transportation electrification infrastructure manufacturer of Electric Vehicle Supply Equipment (EVSE), Truck Stop Electrification (TSE) and electric standby Transport Refrigeration Unit (eTRU) stations. They have 60 operational TSE facilities with over 1,800 individual electrified parking spaces in 31 states. Shorepower’s stations are EPA SmartWay-Verified and CARB-Verified. Shorepower is a New York limited liability company with headquarters in Hillsboro (Portland Area), Oregon and an office in Detroit, Michigan metro area. Shorepower is a certified minority owned business enterprise (MBE). The Shorepower management team is comprised of a group of seasoned individuals with knowledge of technology, transportation and heavy-duty vehicles and nearly two decades working together. Combined, the team has managed over $16 million in government contracts and grant funds to deploy transportation electrification throughout the nation.

The Company changed its name to Shorepower Technology, Inc. effective June 20, 2023.